CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 285,583	$ 343,874	$ 332,033
Cost of revenues	188,741	227,705	224,698
Gross profit	96,842	116,169	107,335
Operating expenses:
Research and development, net	26,793	28,180	25,703
Selling and marketing	39,469	42,961	41,656
General and administrative	23,278	18,884	16,830
Total operating expenses	89,540	90,025	84,189
Operating income	7,302	26,144	23,146
Financial expenses and others, net	6,521	6,349	5,889
Income before taxes on income	781	19,795	17,257
Taxes on income (benefit)	2,476	(3,251)	1,697
Equity loss in affiliates	649
Net income (loss)	$ (2,344)	$ 23,046	$ 15,560
Net Income (loss) per share:
Basic net income (loss) per share	$ (0.03)	$ 0.29	$ 0.20
Diluted net income (loss) per share	$ (0.03)	$ 0.28	$ 0.19
Weighted average number of ordinary shares used in computing basic net income (loss) per share	80,296,581	78,579,013	77,916,912
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	80,296,581	81,021,527	79,942,353